PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) (Parenthetical) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Abstract]
Payments to leasehold improvements	$ 723	$ 252	¥ 1.8
Payments to machinery equipment	$ 0	$ 166	¥ 1.2